Dividends Declared (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Dividends [Line Items]
Declaration Date	Jun. 12, 2013	Mar. 11, 2013	Nov. 28, 2012	Sep. 18, 2012	Jun. 13, 2012	Mar. 13, 2012	Dec. 14, 2011	Sep. 20, 2011
Dividend Per Share	$ 0.23	$ 0.23	$ 0.23	$ 0.23	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.92	$ 0.80	$ 0.64
Record Date	Aug. 15, 2013	May 16, 2013	Feb. 21, 2013	Nov. 15, 2012	Aug. 16, 2012	May 17, 2012	Feb. 16, 2012	Nov. 17, 2011
Total Amount	$ 1,916	$ 1,921	$ 1,925	$ 1,933	$ 1,676	$ 1,678	$ 1,683	$ 1,683
Payment Date	Sep. 12, 2013	Jun. 13, 2013	Mar. 14, 2013	Dec. 13, 2012	Sep. 13, 2012	Jun. 14, 2012	Mar. 08, 2012	Dec. 08, 2011